SCHEDULE OF OTHER PAYABLES AND ACCRUED LIABILITIES (Details) - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Payables and Accruals [Abstract]
Accrued staff salaries	$ 91,591	$ 133,799
Accrued administrative expenses	130,568	191,603
Accrued offering costs	415,385	762,821
Other payables	8,653	7,793
Total	$ 646,197	$ 1,096,016